NOTE 2- Significant Accounting Policies: i. Inventories (Policies)	12 Months Ended
Dec. 31, 2025
Policies
i. Inventories:

i.    Inventories:

Inventories are measured at the lower of cost and net realizable value. The cost of inventories comprises costs of purchase and costs incurred in bringing the inventories to their present location and condition. Net realizable value is the estimated selling price in the ordinary course of business, less estimated costs of completion and estimated costs necessary to make the sale. The Company periodically evaluates the condition and age of inventories and makes provisions for slow moving inventories accordingly. As of December 31, 2025, and 2024 there is no provision for slow-moving and obsolescent inventory.

Cost of inventories is as follows:

Raw materials - at cost of purchase, determined using the average cost method.

Work in progress and finished goods - based on average costs including materials, labor and other direct and indirect manufacturing costs based on normal capacity.

In the current reporting period, the Company revised its raw materials measurement policy and transitioned from applying the FIFO method to the average cost method. The new method provides more reliable and relevant information. As the effect of this change is not material, the Company has elected not to restate the comparative figures.